INCOME TAXES - 10-K - Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal					$ 943	$ 0
State					1,234	102
Total current	$ (31,463)	$ 1,253	$ (26,876)	$ 1,788	$ 2,177	$ 102